Financial liabilities - Disclosure of Reconciliation of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
New lease contracts	€ 0	€ 0
Fixed interest expense	170	203	€ 238
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	5,081	5,530
Indexation effect on current lease commitment	245	376
Impact of discounting and accretion	(16)	(31)
Fixed interest expense	170	203
Repayment of lease	(1,250)	(996)
Early termination of lease contracts	0	0
Liabilities arising from financing activities at end of period	€ 4,230	€ 5,081	€ 5,530